UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [    ]; Amendment Number:
                                                  ------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Ashmore Group plc
              ------------------------------
Address:      61 Aldwych
              -------------------------------
              London WC2B 4AE, United Kingdom
              -------------------------------

Form 13F File Number:  28-14260
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael S. Perman
               -----------------
Title:         Secretary
               -----------------
Phone:         44(0)203-077-6000
               -----------------

Signature, Place, and Date of Signing:

/s/ Michael S. Perman      London, England      May 15, 2012
---------------------      ---------------      ------------

Report Type (Check only one.):
[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-5804                       Ashmore EMM, L.L.C.
     -------                       -------------------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     100

Form 13F Information Table Value Total:     $ 192,647
                                              -------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number      Name

     1       28-5804                   Ashmore EMM, L.L.C.
             --------                  -------------------------------------
     2       28-14265                  Ashmore Investments (UK) Ltd
             --------                  -------------------------------------
     3       28-14274                  Ashmore Investment Management Limited
             --------                  -------------------------------------

                                                             ASHMORE GROUP PLC
                                              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2012
                                                                                                                 VOTING AUTHORITY
                                                                                                          -------------------------
                                                           VALUE X  SHARES/    SH/ PUT/  INVSTMT   OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      ($1000)  PRN AMT    PRN CALL  DISCRETN  MGRS   SOLE       SHARED  NONE
--------------                 --------------   ---------  -------  ---------  --- ----  --------  -----  ---------  ------  ------
3SBIO INC                      Sponsored ADR    88575Y105     238      16,100  SH        Defined   2, 3      16,100      0        0
3SBIO INC                      Sponsored ADR    88575Y105     263      17,800  SH        Defined   1              0      0   17,800
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   3,764     151,600  SH        Defined   2, 3     151,600      0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105  41,690   1,679,000  SH        Defined   2, 3   1,679,000      0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   1,569      63,200  SH        Defined   2, 3      63,200      0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     176       7,100  SH        Defined   1              0      0    7,100
BAIDU INC                      SPON ADR REP A   056752108     452       3,100  SH        Defined   1              0      0    3,100
BAIDU INC                      SPON ADR REP A   056752108     117         800  SH        Defined   1              0      0      800
BRASKEM SA                     SP ADR PFD A     105532105     190      11,900  SH        Defined   1              0      0   11,900
BRASKEM SA                     SP ADR PFD A     105532105      75       4,700  SH        Defined   1              0      0    4,700
CHINA FUND INC                 COM              169373107     660      28,314  SH        Defined   2, 3      28,314      0        0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CLA  20440T201   1,293      27,160  SH        Defined   2, 3      27,160      0        0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CLA  20440T201  15,647     328,571  SH        Defined   2, 3     328,571      0        0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CLA  20440T201     674      14,146  SH        Defined   2, 3      14,146      0        0
CIA PARANAENSE ENER            SPON ADR PFD     20441B407     489      20,800  SH        Defined   2, 3      20,800      0        0
CIA PARANAENSE ENER            SPON ADR PFD     20441B407   5,102     217,000  SH        Defined   2, 3     217,000      0        0
CIA PARANAENSE ENER            SPON ADR PFD     20441B407     226       9,600  SH        Defined   2, 3       9,600      0        0
DESARROLLADORA HOMEX S A DE    Sponsored ADR    25030W100   2,101     111,986  SH        Defined   2, 3     111,986      0        0
DESARROLLADORA HOMEX S A DE    Sponsored ADR    25030W100   6,018     320,803  SH        Defined   2, 3     320,803      0        0
DESARROLLADORA HOMEX S A DE    Sponsored ADR    25030W100     276      14,735  SH        Defined   1              0      0   14,735
DESARROLLADORA HOMEX S A DE    Sponsored ADR    25030W100   1,402      74,713  SH        Defined   2, 3      74,713      0        0
DESARROLLADORA HOMEX S A DE    Sponsored ADR    25030W100       8       4,000  SH        Defined   1              0      0    4,000
DESARROLLADORA HOMEX S A DE    Sponsored ADR    25030W100     226      12,031  SH        Defined   1              0      0   12,031
FOMENTO ECONOMICO MEXICANO     SPON ADR UNITS   344419106      58         700  SH        Defined   1              0      0      700
GRUPO AEROPORTUARIO CTR NORT   SPON ADR         400501102     164       2,400  SH        Defined   2, 3       2,400      0        0
HARMONY GOLD MNG LTD           Sponsored ADR    413216300     119      10,900  SH        Defined   1              0      0   10,900
HARMONY GOLD MNG LTD           Sponsored ADR    413216300      25       2,300  SH        Defined   1              0      0    2,300
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     235       6,900  SH        Defined   1              0      0    6,900
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101       5       1,600  SH        Defined   1              0      0    1,600
ICICI BANK LTD                 ADR              45104G104      34       9,800  SH        Defined   1              0      0    9,800
ICICI BANK LTD                 ADR              45104G104      80       2,300  SH        Defined   1              0      0    2,300
INFOSYS LTD                    Sponsored ADR    456788108      91      16,000  SH        Defined   2, 3      16,000      0        0
INFOSYS LTD                    Sponsored ADR    456788108  10,665     187,000  SH        Defined   2, 3     187,000      0        0
INFOSYS LTD                    Sponsored ADR    456788108     399       7,000  SH        Defined   2, 3       7,000      0        0
INFOSYS LTD                    Sponsored ADR    456788108      29       5,100  SH        Defined   1              0      0    5,100
INFOSYS LTD                    Sponsored ADR    456788108      63       1,100  SH        Defined   1              0      0    1,100
ISHARES INC                    MSCI BRAZIL      464286400     475       7,351  SH        Defined   2, 3       7,351      0        0
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD 465562106     344      17,940  SH        Defined   2, 3      17,940      0        0
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD 465562106     961      50,103  SH        Defined   1              0      0   50,103
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD 465562106     222      11,584  SH        Defined   1              0      0   11,584
ITAU UNIBANCO HLDNG SA         SPON ADR REP PFD 465562106     113       5,899  SH        Defined   1              0      0    5,899
MARKET VECTORS ETF TR          BRAZIL SMCP ETF  57060U613     855      19,460  SH        Defined   2, 3      19,460      0        0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     235       7,626  SH        Defined   2, 3       7,626      0        0
MECHEL OAO                     Sponsored ADR    583840103     290      32,300  SH        Defined   2, 3      32,300      0        0
MECHEL OAO                     Sponsored ADR    583840103   3,815     424,800  SH        Defined   2, 3     424,800      0        0
MECHEL OAO                     Sponsored ADR    583840103      15      16,300  SH        Defined   2, 3      16,300      0        0
MEXICO FUND INC                COM              592835102      76       2,991  SH        Defined   2, 3       2,991      0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100      43      13,000  SH        Defined   1              0      0   13,000
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     102       3,100  SH        Defined   1              0      0    3,100
MOBILE TELESYSTEMS OJSC        Sponsored ADR    607409109   1,315      71,700  SH        Defined   2, 3      71,700      0        0
MOBILE TELESYSTEMS OJSC        Sponsored ADR    607409109  15,094     823,002  SH        Defined   2, 3     823,002      0        0
MOBILE TELESYSTEMS OJSC        Sponsored ADR    607409109     569      31,000  SH        Defined   2, 3      31,000      0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     354      12,900  SH        Defined   1              0      0   12,900
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107      85       3,100  SH        Defined   1              0      0    3,100
PETROLEO BRASILEIRO S.A. PETRO Sponsored ADR    71654V408   1,676      63,120  SH        Defined   1              0      0   63,120
PETROLEO BRASILEIRO S.A. PETRO Sponsored ADR    71654V408     389      14,661  SH        Defined   1              0      0   14,661
STERLITE INDUSTRIES INDI LTD   ADS              859737207     217      25,400  SH        Defined   1              0      0   25,400
STERLITE INDUSTRIES INDI LTD   ADS              859737207      51       6,000  SH        Defined   1              0      0    6,000
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR    874039100   8,005     523,891  SH        Defined   2, 3     523,891      0        0
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR    874039100   9,108   5,960,769  SH        Defined   2, 3   5,960,769      0        0
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR    874039100     343     224,468  SH        Defined   2, 3     224,468      0        0
TAIWAN SEMICONDUCTOR MFG LTD   Sponsored ADR    874039100     808      52,855  SH        Defined   1              0      0   52,855
TATA MOTORS LTD                SPONSORED ADR    876568502     499      18,500  SH        Defined   2, 3      18,500      0        0
TATA MOTORS LTD                SPONSORED ADR    876568502   5,502     204,000  SH        Defined   2, 3     204,000      0        0
TATA MOTORS LTD                SPONSORED ADR    876568502      20       7,500  SH        Defined   2, 3       7,500      0        0
TELEFONICA BRASIL              Sponsored ADR    87936R106     238      77,700  SH        Defined   2, 3      77,700      0        0
TELEFONICA BRASIL              Sponsored ADR    87936R106  20,904     682,477  SH        Defined   2, 3     682,477      0        0
TELEFONICA BRASIL              Sponsored ADR    87936R106      90      29,300  SH        Defined   2, 3      29,300      0        0
TERNIUM SA                     SPON ADR         880890108     300      12,651  SH        Defined   1              0      0   12,651
TERNIUM SA                     SPON ADR         880890108      67       2,828  SH        Defined   1              0      0    2,828
VALE SA                        ADR              91912E105   2,305      98,800  SH        Defined   2, 3      98,800      0        0
VALE SA                        ADR              91912E105   9,509     407,600  SH        Defined   2, 3     407,600      0        0
VALE SA                        ADR              91912E105     679      29,100  SH        Defined   2, 3      29,100      0        0
VALE SA                        ADR              91912E105     971      41,600  SH        Defined   1              0      0   41,600
VALE SA                        ADR              91912E105      19       8,000  SH        Defined   1              0      0    8,000
VIMPELCOM LTD                  SPONSORED ADR    92719A106     297      26,600  SH        Defined   2, 3      26,600      0        0
VIMPELCOM LTD                  SPONSORED ADR    92719A106     175      15,651  SH        Defined   1              0      0   15,651
VIMPELCOM LTD                  SPONSORED ADR    92719A106      36       3,254  SH        Defined   1              0      0    3,254
ABERDEEN LATIN AMERICAN EQTY   COM              00306K106   1,512      42,566  SH        Defined   2, 3      42,566      0        0
COMPANIA CERVECERIAS UNIDAS    Sponsored ADR    204429104       5         600  SH        Defined   1              0      0      600
GREATER CHINA FUND             COM              39167B102     174      15,121  SH        Defined   2, 3      15,121      0        0
ISHARES TF                     PHILL INVSTMRK   46429B408     427      14,860  SH        Defined   2, 3      14,860      0        0
JF CHINA REGION FUND INC       COM              46614T107     328      25,795  SH        Defined   2, 3      25,795      0        0
KOREA EQUITY FUND              COM              50063B104   1,757     180,437  SH        Defined   2, 3     180,437      0        0
KOREA FUND                     COM NEW          500634209      81      20,072  SH        Defined   2, 3      20,072      0        0
LATIN AMERICAN DISCOVERY FD    COM              51828C106     289      17,700  SH        Defined   2, 3      17,700      0        0
MALAYSIA FUND INC              BASKET EQ        560905101      30      29,037  SH        Defined   2, 3      29,037      0        0
MECHEL OAO                     SPON ADR PFD     583840509      66      18,500  SH        Defined   2, 3      18,500      0        0
MECHEL OAO                     SPON ADR PFD     583840509     921     258,000  SH        Defined   2, 3     258,000      0        0
MECHEL OAO                     SPON ADR PFD     583840509      34       9,500  SH        Defined   2, 3       9,500      0        0
MECHEL OAO                     SPON ADR PFD     583840509     333      93,400  SH        Defined   2, 3      93,400      0        0
MEXICO EQUITY AND INCOME FD    COM              592834105     241      21,172  SH        Defined   2, 3      21,172      0        0
MORGAN STANLEY CHINA A SHARE   COM              617468103     785      40,057  SH        Defined   2, 3      40,057      0        0
SOUFUN HOLDINGS LTD            ADR              836034108   1,514      80,000  SH        Defined   2, 3      80,000      0        0
SOUFUN HOLDINGS LTD            ADR              836034108     227      12,000  SH        Defined   1              0      0   12,000
TAIWAN FUND INC                COM              874036106   1,112      66,081  SH        Defined   2, 3      66,081      0        0
TEMPLETON DRAGON FUND INC      COM              88018T101     159      56,084  SH        Defined   2, 3      56,084      0        0
TEMPLETON RUSSIA & EAST EURO   COM              88022F105     168      10,244  SH        Defined   2, 3      10,244      0        0
THAI FUND INC                  COM              882904105     623      39,071  SH        Defined   2, 3      39,071      0        0
TURKISH INVESTMENT FUND        COM              900145103      67       4,890  SH        Defined   2, 3       4,890      0        0


